Medalist Partners Short Duration Fund
Schedule of Investments
February 28, 2025 (Unaudited)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.7%	Par	Value
Arbor Realty Trust, Inc.
Series 2021-FL1, Class D, 7.38% (1 mo. Term SOFR + 3.06%), 12/15/2035 (a)	$6,300,000	$6,331,642
Series 2022-FL1, Class E, 8.09% (30 day avg SOFR US + 3.75%), 01/15/2037 (a)	4,000,000	3,981,908
Banc of America Re-Remic Trust, Series 2025-ASHF, Class A, 6.25% (1 mo. Term SOFR + 1.85%), 02/15/2042 (a)	5,000,000	5,011,852
BANK5 Trust, Series 2024-5YR7, Class D, 4.00%, 06/15/2057 (a)	1,519,500	1,376,252
Barclays Commercial Mortgage Securities LLC, Series 2019-BWAY, Class A, 5.38% (1 mo. Term SOFR + 1.07%), 11/15/2034 (a)	1,324,000	865,035
BDS Ltd., Series 2021-FL7, Class D, 6.78% (1 mo. Term SOFR + 2.46%), 06/16/2036 (a)	3,315,000	3,282,498
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 05/15/2038 (a)	2,272,148	2,252,220
BX Trust
Series 2021-ARIA, Class G, 0.00% (1 mo. Term SOFR + 3.26%), 10/15/2036 (a)	2,500,000	2,490,981
Series 2021-LBA, Class DJV, 6.03% (1 mo. Term SOFR + 1.71%), 02/15/2036 (a)	3,010,000	3,007,110
BXMT Ltd.
Series 2020-FL2, Class C, 6.08% (1 mo. Term SOFR + 1.76%), 02/15/2038 (a)	3,050,000	2,978,038
Series 2020-FL3, Class A, 6.33% (1 mo. Term SOFR + 1.51%), 11/15/2037 (a)	1,181,530	1,181,423
Series 2020-FL3, Class AS, 6.18% (1 mo. Term SOFR + 1.86%), 11/15/2037 (a)	1,500,000	1,504,387
Series 2021-FL4, Class C, 6.18% (1 mo. Term SOFR + 1.86%), 05/15/2038 (a)	3,000,000	2,845,527
Series 2021-FL4, Class D, 6.68% (1 mo. Term SOFR + 2.36%), 05/15/2038 (a)	3,500,000	3,127,250
Federal Home Loan Mortgage Corp.
Series 2024-MN9, Class B1, 10.35% (30 day avg SOFR US + 6.00%), 10/25/2044 (a)	2,550,000	2,684,737
Series 2024-MN9, Class M2, 7.60% (30 day avg SOFR US + 3.25%), 10/25/2044 (a)	1,000,000	1,019,078
GPMT Ltd., Series 2021-FL3, Class B, 6.88% (1 mo. Term SOFR + 2.56%), 07/16/2035 (a)	1,000,000	956,355
Granite Point Mortgage Trust, Inc., Series 2021-FL4, Class C, 6.78% (1 mo. Term SOFR + 2.46%), 12/15/2036 (a)	2,900,000	2,763,850
Greystone Commercial Real Estate Ltd., Series 2024-HC3, Class B, 7.94% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)	2,925,000	2,944,367
Greystone Commercial Real Estate Notes, Series 2024-HC3, Class D, 9.64% (1 mo. Term SOFR + 5.33%), 03/15/2041 (a)	1,160,000	1,170,467
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056 (b)	2,694,440	2,752,457
Series 2024-1, Class M3, 7.55%, 10/25/2056 (b)	1,720,901	1,751,316
HGI CRE CLO Ltd.
Series 2021-FL2, Class D, 6.58% (1 mo. Term SOFR + 2.26%), 09/17/2036 (a)	1,500,000	1,494,543
Series 2021-FL2, Class E, 6.88% (1 mo. Term SOFR + 2.56%), 09/17/2036 (a)	2,038,000	2,022,465
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 6.22% (1 mo. Term SOFR + 1.90%), 06/15/2038 (a)	1,400,000	1,319,247
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class M1, 4.93% (1 mo. Term SOFR + 0.61%), 03/25/2037 (a)	2,604,044	2,400,265
MF1 Multifamily Housing Mortgage Loan Trust, Series 2025-FL17, Class B, 6.09% (1 mo. Term SOFR + 1.79%), 02/18/2040 (a)	4,975,000	4,982,104
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	2,000,000	1,816,178
MULTIFAMILY CONNECTICUT AVENUE SECURITIES TRUST
Series 2020-01, Class CE, 11.97% (30 day avg SOFR US + 7.61%), 03/25/2050 (a)	2,250,000	2,359,471
Series 2023-01, Class B1, 14.10% (30 day avg SOFR US + 9.75%), 11/25/2053 (a)	665,000	784,138
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 6.93% (1 mo. Term SOFR + 2.61%), 07/15/2036 (a)	1,000,000	998,176
Series 2021-FL6, Class C, 6.28% (1 mo. Term SOFR + 1.96%), 07/16/2036 (a)	1,300,000	1,283,436
Series 2021-FL7, Class E, 7.23% (1 mo. Term SOFR + 2.91%), 10/16/2036 (a)	1,700,000	1,642,467
TPG Real Estate Finance Issuer Ltd., Series 2021-FL4, Class C, 6.83% (1 mo. Term SOFR + 2.51%), 03/15/2038 (a)	5,000,000	4,975,651
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $82,888,899)		82,356,891

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 22.3%	Par	Value
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/2037 (a)	2,727,000	2,714,584
Angel Oak Mortgage Trust, Series 2021-3, Class M1, 2.48%, 05/25/2066 (a)(b)	620,000	468,164
Bellemeade Re Ltd., Series 2021-3A, Class M1C, 5.90% (30 day avg SOFR US + 1.55%), 09/25/2031 (a)	1,725,000	1,728,900
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029 (b)	86,567	6,502
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061 (a)(b)(c)	536,640	383,826
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062 (a)(b)	2,024,102	1,954,149
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2050 (a)	1,060,071	1,019,428
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067 (a)(d)	966,261	964,816
CIM Trust, Series 2021-NR2, Class A1, 5.57%, 07/25/2059 (a)(d)	7,578,575	7,566,019
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066 (a)(b)	1,268,306	1,103,809
Credit-Based Asset Servicing and Securitization, Series 2003-CB1, Class AF, 3.95%, 01/25/2033 (d)	1	1
Eagle Re Ltd., Series 2023-1, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	552,755	555,061
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)	1,381,392	1,318,652
FIGRE Trust 2023-HE1, Series 2024-HE5, Class A, 5.44%, 10/25/2054 (a)(b)	1,861,133	1,861,271
GCAT Trust, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057 (a)(b)	2,043,575	1,943,900
Home Re Ltd., Series 2021-1, Class M2, 7.32% (30 day avg SOFR US + 2.96%), 07/25/2033 (a)	761,587	767,687
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029 (d)	1,097	1,097
JP Morgan Mortgage Trust
Series 2018-7FRB, Class B3, 5.85%, 04/25/2046 (a)(b)	2,266,210	2,203,770
Series 2019-6, Class B3, 4.27%, 12/25/2049 (a)(b)	3,896,902	3,615,093
Series 2023-HE3, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 05/25/2054 (a)	915,945	928,688
JP Morgan Wealth Management, Series 2021-CL1, Class M3, 6.15% (30 day avg SOFR US + 1.80%), 03/25/2051 (a)	1,038,200	1,019,971
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.02%, 01/25/2029 (a)(d)	3,500,000	3,546,478
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068 (a)(d)	1,823,635	1,855,839
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029 (a)(d)	1,500,000	1,524,354
Pretium Mortgage Credit Partners LLC
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(d)	958,831	969,508
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054 (a)(d)	1,503,457	1,504,162
Progress Residential Trust, Series 2022-SFR3, Class E1, 5.20%, 04/17/2039 (a)	3,000,000	2,979,332
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(d)	1,013,579	996,127
Radnor Re Ltd.
Series 2021-1, Class M1C, 7.05% (30 day avg SOFR US + 2.70%), 12/27/2033 (a)	395,904	397,842
Series 2022-1, Class M1A, 8.10% (30 day avg SOFR US + 3.75%), 09/25/2032 (a)	421,184	423,118
Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	723,568	728,863
RESIDENTIAL MORTGAGE LOAN TRUST, Series 2019-3, Class B1, 3.81%, 09/25/2059 (a)(b)	2,750,000	2,647,707
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063 (a)(d)	728,155	744,238
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(b)	802,454	799,269
Star Trust, Series 2021-SFR1, Class E, 6.13% (1 mo. Term SOFR + 1.81%), 04/17/2038 (a)	3,460,000	3,417,601
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(d)	1,650,000	1,682,145
Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 02/25/2063 (a)(b)	1,730,000	1,658,403
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 6.68% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	2,000,000	1,954,865
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(b)	1,550,938	1,563,732
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a)(d)	4,654,368	4,645,297
Series 2021-NP11, Class A1, 4.87%, 08/25/2051 (a)(d)	1,430,816	1,431,321
Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (a)(c)(d)	1,582,437	1,551,640
Series 2021-NPL6, Class A1, 5.24%, 04/25/2051 (a)(d)	1,456,368	1,459,167
Verus Securitization Trust
Series 2022-4, Class A2, 4.74%, 04/25/2067 (a)(b)	1,032,272	995,285
Series 2023-8, Class A3, 6.97%, 12/25/2068 (a)(d)	1,699,820	1,742,705
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(d)	788,605	809,556
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $73,934,939)		74,153,942

ASSET-BACKED SECURITIES - 18.7%	Par	Value
ACHV ABS TRUST, Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	2,431,490	2,445,222
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, 09/15/2032 (a)	866,987	871,393
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.12%, 02/14/2028 (a)	3,000,000	2,986,100
BOF URSA Funding Trust, Series 2024-EDU1, Class A, 5.80% (30 day avg SOFR US + 1.45%), 06/25/2047 (a)	1,917,376	1,930,499
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	2,000,000	2,109,894
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	1,274,437	1,246,789
Series 2021-3A, Class D, 1.55%, 06/15/2027	2,391,144	2,338,998
Series 2021-4A, Class D, 1.96%, 01/17/2028	2,506,676	2,470,018
Flagship Credit Auto Trust, Series 2019-3, Class E, 3.84%, 12/15/2026 (a)	1,746,587	1,745,716
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042 (a)	3,171,459	3,070,199
Mosaic Solar Loan Trust, Series 2020-1A, Class B, 3.10%, 04/20/2046 (a)	457,507	392,440
Oportun Financial Corp., Series 2021-B, Class B, 1.96%, 05/08/2031 (a)	777,266	758,281
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	2,166,000	2,203,234
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029 (a)	847,847	840,275
Series 2022-2, Class B, 6.63%, 01/15/2030 (a)	1,007,736	1,010,955
Series 2022-3, Class B, 8.05%, 03/15/2030 (a)	1,787,208	1,795,504
Series 2022-5, Class B, 10.31%, 06/17/2030 (a)	999,963	1,042,445
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	4,998,138	5,106,690
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	1,441,966	1,466,091
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	3,078,411	3,150,668
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	3,328,190	3,408,131
Series 2024-8, Class A, 5.33%, 01/15/2032 (a)	921,153	928,679
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	1,999,911	2,017,941
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044 (a)	2,837,233	2,746,932
South Carolina Student Loan Corp., Series 2013-1, Class A, 4.97% (30 day avg SOFR US + 0.61%), 01/25/2041	52,082	51,696
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	2,652,248	2,456,334
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	6,000,000	6,182,728
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	2,556,421	2,432,949
Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 06/20/2033 (a)	3,000,000	3,059,310
TOTAL ASSET-BACKED SECURITIES (Cost $61,632,685)		62,266,111

COLLATERALIZED LOAN OBLIGATIONS - 15.7%	Par	Value
ABPCI Direct Lending Fund CLO LLC, Series 2016-1A, Class A1A2, 6.25% (3 mo. Term SOFR + 1.96%), 07/20/2033 (a)	3,000,000	3,004,692
Antares CLO Ltd., Series 2021-1A, Class A1, 6.09% (3 mo. Term SOFR + 1.79%), 07/25/2033 (a)	2,500,000	2,502,680
BCC Middle Market CLO LLC
Series 2023-2A, Class A1, 6.79% (3 mo. Term SOFR + 2.50%), 10/21/2035 (a)	2,500,000	2,522,105
Series 2024-1A, Class A1, 6.05% (3 mo. Term SOFR + 1.75%), 07/17/2036 (a)	4,000,000	4,022,883
Cerberus Loan Funding LP, Series 2024-4A, Class AN, 6.10% (3 mo. Term SOFR + 1.65%), 10/15/2036 (a)	3,000,000	3,004,106
Crown Point CLO IV Ltd., Series 2018-4A, Class A, 5.65% (3 mo. Term SOFR + 1.36%), 04/20/2031 (a)	832,149	833,469
Deerpath Capital CLO Ltd., Series 2023-1A, Class A1, 7.10% (3 mo. Term SOFR + 2.80%), 04/15/2035 (a)	3,000,000	3,016,656
Golub Capital Partners CLO Ltd.
Series 2016-30A, Class AR2, 5.91% (3 mo. Term SOFR + 1.62%), 04/20/2034 (a)	3,050,000	3,052,288
Series 2021-51A, Class A, 0.00% (3 mo. Term SOFR + 1.81%), 05/05/2034 (a)	5,000,000	5,005,000
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 5.75% (3 mo. Term SOFR + 1.46%), 10/20/2034 (a)	3,650,000	3,658,366
KKR CLO 9 Ltd., Series 9, Class AR2, 5.51% (3 mo. Term SOFR + 1.21%), 07/15/2030 (a)	137,044	137,223
LCM LP, Series 39A, Class A1R, 5.64% (3 mo. Term SOFR + 1.34%), 10/15/2034 (a)	2,000,000	2,004,700
Owl Rock CLO Ltd.
Series 2020-3A, Class AR, 6.14% (3 mo. Term SOFR + 1.85%), 04/20/2036 (a)	2,330,000	2,350,830
Series 2023-12A, Class A1A, 6.84% (3 mo. Term SOFR + 2.55%), 07/20/2034 (a)	4,000,000	4,006,180
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (a)	2,140,000	2,145,350
PennantPark CLO Ltd., Series 2021-3A, Class A1, 6.17% (3 mo. Term SOFR + 1.88%), 10/22/2032 (a)	1,981,686	1,983,961
Saranac CLO III Ltd., Series 2014-3A, Class ALR, 6.45% (3 mo. LIBOR US + 1.60%), 06/22/2030 (a)(e)	228,151	228,746
Sound Point CLO Ltd., Series 2018-3A, Class A1AR, 5.60% (3 mo. Term SOFR + 1.30%), 10/26/2031 (a)	731,988	731,954
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.70% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	1,934,312	1,934,884
Series 2021-1A, Class AR, 6.00% (3 mo. Term SOFR + 1.70%), 01/15/2037 (a)	4,500,000	4,513,154
Trinitas CLO Ltd., Series 2019-11A, Class A1RR, 5.49% (3 mo. Term SOFR + 1.19%), 07/15/2034 (a)	1,750,000	1,751,312
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $52,449,076)		52,410,539

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.6%	Par	Value
Connecticut Avenue Securities Trust 2024-R04
Series 2024-R05, Class 2B1, 6.35% (30 day avg SOFR US + 2.00%), 07/25/2044 (a)	2,596,000	2,627,775
Series 2025-R01, Class 1M2, 5.85% (30 day avg SOFR US + 1.50%), 01/25/2045 (a)	2,500,000	2,516,584
Fannie Mae Connecticut Avenue Securities
Series 2019-R06, Class 2B1, 8.22% (30 day avg SOFR US + 3.86%), 09/25/2039 (a)	1,570,186	1,626,174
Series 2020-SBT1, Class 1M2, 8.12% (30 day avg SOFR US + 3.76%), 02/25/2040 (a)	1,983,000	2,086,472
Series 2021-R01, Class 1B1, 7.45% (30 day avg SOFR US + 3.10%), 10/25/2041 (a)	1,150,000	1,183,781
Series 2021-R01, Class 1M2, 5.90% (30 day avg SOFR US + 1.55%), 10/25/2041 (a)	1,482,294	1,492,495
Series 2021-R02, Class 2M2, 6.35% (30 day avg SOFR US + 2.00%), 11/25/2041 (a)	2,000,000	2,025,377
Series 2022-R01, Class 1M2, 6.25% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	1,300,000	1,319,019
Series 2023-R01, Class 1M2, 8.10% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,000,000	1,068,141
Series 2023-R04, Class 1M2, 7.90% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	2,750,000	2,942,549
Series 2024-R01, Class 1B1, 7.05% (30 day avg SOFR US + 2.70%), 01/25/2044 (a)	1,200,000	1,240,424
Series 2024-R02, Class 1B1, 6.85% (30 day avg SOFR US + 2.50%), 02/25/2044 (a)	2,350,000	2,423,203
Series 2024-R03, Class 2B1, 7.15% (30 day avg SOFR US + 2.80%), 03/25/2044 (a)	1,000,000	1,038,447
Series 2024-R03, Class 2M2, 6.30% (30 day avg SOFR US + 1.95%), 03/25/2044 (a)	1,000,000	1,015,643
Freddie Mac Structured Agency Credit Risk
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048 (a)(b)	29,416	28,643
Series 2020-HQA5, Class B1, 8.35% (30 day avg SOFR US + 4.00%), 11/25/2050 (a)	1,350,000	1,526,344
Series 2021-DNA2, Class B1, 7.75% (30 day avg SOFR US + 3.40%), 08/25/2033 (a)	2,060,000	2,337,016
Series 2021-DNA6, Class M2, 5.85% (30 day avg SOFR US + 1.50%), 10/25/2041 (a)	1,279,030	1,288,774
Series 2022-DNA1, Class M2, 6.85% (30 day avg SOFR US + 2.50%), 01/25/2042 (a)	2,500,000	2,562,585
Series 2023-HQA2, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 06/25/2043 (a)	1,033,963	1,044,069
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M2, 8.20% (30 day avg SOFR US + 3.85%), 06/25/2043 (a)	1,000,000	1,071,184
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1, Class B1, 7.00% (30 day avg SOFR US + 2.65%), 01/25/2051 (a)	1,060,000	1,136,361
Series 2021-DNA5, Class B1, 7.40% (30 day avg SOFR US + 3.05%), 01/25/2034 (a)	2,000,000	2,165,791
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	3,000,000	3,120,523
Series 2022-DNA4, Class M1B, 7.70% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	1,000,000	1,049,456
Government National Mortgage Association, Series 2008-55, Class WT, 5.43%, 06/20/2037 (b)	4,714	4,753
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $40,120,898)		41,941,583

CORPORATE BONDS - 0.6%	Par	Value
Financial - 0.6%
Korth Direct Mortgage, Inc., 11.60%, 02/25/2026 (a)(f)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $1,996,342)		1,891,250

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%(g)	Par	Value
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049 (b)(h)	261,233	316
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,584)		316

SHORT-TERM INVESTMENTS - 6.4%	Shares	Value
Money Market Funds - 6.4%
First American Government Obligations Fund - Class X, 4.29% (i)	21,375,463	21,375,463
TOTAL SHORT-TERM INVESTMENTS (Cost $21,375,463)		21,375,463

TOTAL INVESTMENTS - 101.0% (Cost $334,399,886)		336,396,095
Liabilities in Excess of Other Assets - (1.0)%		(3,364,861)
TOTAL NET ASSETS - 100.0%		$333,031,234
two		–%
Percentages are stated as a percent of net assets.		–%

LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $304,396,689 or 91.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2025.

(c)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2025.

(d)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,891,250 or 0.6% of net assets as of February 28, 2025.

(g)	Represents less than 0.05% of net assets.
(h)	Interest only security.
(i)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Medalist Partners Short Duration Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage-Backed Securities	$–	$82,356,891	$–	$82,356,891
Non-Agency Residential Mortgage-Backed Securities	–	74,153,942	–	74,153,942
Asset-Backed Securities	–	62,266,111	–	62,266,111
Collateralized Loan Obligations	–	52,410,539	–	52,410,539
Agency Residential Mortgage-Backed Securities	–	41,941,583	–	41,941,583
Corporate Bonds	–	–	1,891,250	1,891,250
Agency Commercial Mortgage-Backed Securities	–	316	–	316
Money Market Funds	21,375,463	–	–	21,375,463
Total Investments	$21,375,463	$313,129,382	$1,891,250	$336,396,095

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.